Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance		$ 213,031	$ 195,196	$ 168,186
Additions based on tax positions related to the current year		22,181	22,386	25,662
Additions for tax positions of prior years		18,477	8,359	23,849
Reduction for tax positions of prior years		(16,096)	(7,262)	(7,467)
Settlements with tax authorities	[1]	(27,737)	(1,344)	(10,245)
Lapse of statute of limitations		(12,907)	(4,304)	(4,789)
Unrecognized tax benefits, Ending balance		$ 196,949	$ 213,031	$ 195,196

[1]	The changes in the years ended September 30, 2023 and 2021 were $27,737 and $10,245 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.